Deferred acquisition costs	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Deferred acquisition costs	Deferred acquisition costs
Information regarding total DAC for December 31, 2024, and December 31, 2023:

	Balance at January 1, 2024	Capitalization	Amortization	Balance at December 31, 2024
DAC:
MYGA	$6,342	$2,357	$(2,175)	$6,524

	Balance at January 1, 2023	Capitalization	Amortization	Balance at December 31, 2023
DAC:
MYGA	$3,929	$4,065	$(1,652)	$6,342
Significant methodologies and assumptions
The Company amortizes DAC related to long-duration contracts on a straight-line basis, at the individual level over the expected term of the related contract.
The amortization expense for DAC is included in the Amortization of deferred acquisition costs in the Consolidated Statements of Operations. The estimated future amortization expense related to DAC for the future years is as follows:

As of	December 31, 2024
2025	$1,903
2026	1,933
2027	1,575
2028	852
2029 and thereafter	261
Total	$6,524
Note 13. Deferred acquisition costs
Information regarding total deferred acquisition costs (“DAC”) for September 30, 2025 and September 30, 2024:

	For the Nine Months Ended September 30, 2025
	Beginning Balance	Capitalization	Amortization	Ending Balance
DAC:
MYGA	$6,524	$3,393	$(2,389)	$7,528

	For the Nine Months Ended September 30, 2024
	Beginning Balance	Capitalization	Amortization	Ending Balance
DAC:
MYGA	$6,342	$2,358	$(1,600)	$7,100
Significant methodologies and assumptions
The Company amortizes DAC related to long-duration contracts on a straight-line basis, at the individual level over the expected term of the related contract.
The amortization expense for DAC is included in the Amortization of deferred acquisition costs in the Condensed Consolidated Statements of Operations. The estimated future amortization expense related to DAC for the future years is as follows:

As of	September 30, 2025
Remainder of 2025	$500
2026	2,654
2027	2,285
2028	1,488
2029	407
2030 and thereafter	194
Total	$7,528